Note 12 - Subsequent Events	9 Months Ended
Sep. 30, 2012
Notes
Note 12 - Subsequent Events

NOTE 12 – SUBSEQUENT EVENTS

The date to which events occurring after September 30, 2012, the date of the most recent balance sheet, have been evaluated for possible adjustment to the financial statements or disclosure is November 19, 2012, which is the date on which the financial statements were available to be issued.